SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Alternative Asset Allocation Fund

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub‐heading of the “MANAGEMENT” section of the summary section of the fund’s prospectuses.

Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.

Darwei Kung, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub‐heading of the “FUND DETAILS” section of the fund’s prospectuses.

Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

·	Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

·	Portfolio Manager for the Quantitative Group: New York.

·	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.

·
Joined Deutsche Asset & Wealth Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004 - September 2004; and previously Managing Director of Deutsche Asset & Wealth Management from 1996 - March 2004.

·	Chief Investment Officer of Liquid Real Assets for Deutsche Asset & Wealth Management. Investment industry experience began in 1996.

·	BS, University of Southern California.

Darwei Kung, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

·	Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001 - 2004.

·	Portfolio Manager: New York.

·	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Please Retain This Supplement for Future Reference

January 15, 2015
PROSTKR-469